INCOME TAXES (Details 4)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY
Income taxes
Statutory income tax rate (as a percent)	25.00%				25.00%	25.00%
Statutory income tax under PRC	$ (9,564,000)	$ (10,704,000)	$ 5,789,000
Effect of income not taxable for tax purposes	(144,000)	(43,000)	(160,000)
Effect of expenses not deductible for tax purposes	8,765,000	1,399,000	1,618,000
Different tax jurisdictions	2,308,000	11,693,000	569,000
Effect of income tax holiday and relief	(3,157,000)	(5,842,000)	(3,713,000)
Effect of deemed income for tax purpose	886,000	497,000	228,000
Changes in valuation allowance	3,050,000	1,209,000	(231,000)
Total income tax provision (benefit)	2,144,000	(1,791,000)	4,100,000
Provisions for income taxes and net income per share, if tax holidays were not available
Provisions for income taxes	5,301,000	4,051,000	7,813,000
Net income (loss) per ordinary share - basic (in dollars per share)	$ (0.25)	$ (0.25)	$ 0.10
Net income (loss) per ordinary share - diluted (in dollars per share)	$ (0.25)	$ (0.25)	$ 0.09
Period of statute of limitations for underpayment of income taxes due to computational errors					3 years	3 years
Statute of limitations period under special circumstances					5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years					15,000	100,000
Period of statute of limitation for transfer pricing related adjustments					10 years	10 years
Provision for the PRC dividend withholding taxes					0
Aggregate undistributed earnings of the Company's subsidiaries located in the PRC that are available for distribution to the Company that are considered to be indefinitely reinvested				$ 82,718,000